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                                                                   April 2, 2015


                      PIONEER MULTI-ASSET REAL RETURN FUND


SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
              OF ADDITIONAL INFORMATION, EACH DATED MARCH 1, 2015

NAME CHANGE

Effective June 1, 2015, the fund will be renamed Pioneer Flexible Opportunities Fund.


























                                                                   28508-00-0415
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC